UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
		April 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
421,929	American Vanguard Corporation	$7,067,311
719,027	CVR Partners, LP	3,530,423
		10,597,733	1.71%

Air Transportation, Nonscheduled
516,517	Era Group Inc. *	6,564,931	1.06%

Aircraft & Parts
235,160	AAR Corp.	8,463,408	1.36%

Carpets & Rugs
445,790	Interface, Inc.	8,871,221	1.43%

Chemicals & Allied Products
294,160	GCP Applied Technologies Inc. *	9,677,864	1.56%

Computer Communications Equipment
187,260	Electronics For Imaging, Inc. *	8,572,763	1.38%

Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation	4,199,431	0.68%

Deep Sea Foreign Transportation of Freight
1,326,045	Overseas Shipholding Group, Inc. *	4,826,804	0.78%

Electronic Components & Accessories
475,049	Vishay Intertechnology Inc.	7,767,051	1.25%

Fabricated Plate Work (Boiler Shops)
257,041	Global Power Equipment Group Inc. *	1,115,558	0.18%

Fire, Marine & Casualty Insurance
218,313	Horace Mann Educators Corporation	8,437,797
186,140	The Navigators Group, Inc.	10,060,867
		18,498,664	2.98%

General Building Contractors - Nonresidential Buildings
293,070	Tutor Perini Corporation *	9,041,210	1.46%

Gold & Silver Ores
2,923,640	Nevsun Resources Ltd. (Canada)	6,636,663	1.07%

Greeting Cards
221,513	CSS Industries Inc.	5,839,083	0.94%

Heavy Construction Other Than Building Construction - Contractors
1,742,696	Great Lakes Dredge & Dock Corporation *	7,929,267	1.28%

Household Furniture
250,723	Kimball International, Inc. Class B	4,455,348	0.72%

Industrial Organic Chemicals
942,546	Nexeo Solutions, Inc. *	8,586,594	1.38%

Instruments for Measuring & Testing of Electricity & Electric Signals
181,967	Allied Motion Technologies, Inc.	4,119,733	0.66%

Life Insurance
125,379	Primerica, Inc.	10,506,760	1.69%

Metal Forgings & Stampings
185,219	Materion Corp.	7,047,583	1.14%

Millwood, Veneer, Plywood, & Structural Wood Members
661,790	Ply Gem Holdings, Inc. *	12,739,458	2.05%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
267,210	Ciner Resources LP	7,604,797
1,406,970	Intrepid Potash, Inc. *	2,546,616
		10,151,412	1.64%

Miscellaneous Electrical Machinery, Equipment & Supplies
363,446	Atkore International Group Inc. *	9,544,092	1.54%

Motor Homes
280,230	Winnebago Industries, Inc.	8,042,601	1.30%

Motor Vehicle Parts & Accessories
159,320	Dana Incorporated	3,093,994
287,480	Horizon Global Corporation *	4,050,593
418,720	Stoneridge, Inc. *	8,211,099
		15,355,687	2.49%

Motors & Generators
133,570	Regal Beloit Corporation	10,531,995	1.70%

National Commercial Banks
240,180	BNC Bancorp	8,034,021
118,758	City Holding Company	8,442,506
147,220	Community Bank System Inc.	8,236,959
312,970	First Financial Bancorp	8,653,621
103,245	WSFS Financial Corporation	4,873,164
		38,240,271	6.18%

Office Furniture (No Wood)
184,080	Steelcase Inc. Class A	3,138,564	0.51%

Operative Builders
342,090	M/I Homes, Inc. *	9,291,164	1.50%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
292,040	Vista Outdoor Inc. *	5,712,302	0.92%

Paints, Varnishes, Lacquers, Enamels & Allied Products
557,690	Ferro Corporation *	9,993,805	1.61%

Paper Mills
97,110	Orchids Paper Products Company	2,364,629	0.38%

Petroleum Refining
155,855	CVR Refining, LP *	1,566,343	0.25%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
67,030	Rogers Corporation *	6,900,068	1.11%

Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	3,972,658	0.64%

Pulp Mills
745,671	Mercer International Inc. (Canada)	9,097,186	1.47%

Pumps & Pumping Equipment
123,274	Ampco-Pittsburgh Corporation	1,793,637	0.29%

Railroad Equipment
328,790	Freightcar America, Inc.	4,293,997
50,120	The Greenbrier Companies, Inc.	2,177,714
		6,471,711	1.04%

Real Estate Agents & Managers (For Others)
462,668	ILG, Inc.	11,154,925	1.80%

Refuse Systems
701,660	Casella Waste Systems, Inc. *	10,559,983	1.70%

Retail - Auto Dealers & Gasoline Stations
291,383	West Marine, Inc. *	3,193,558	0.51%

Retail - Miscellaneous Retail
147,435	FirstCash, Inc.	7,659,248	1.23%

Rolling Drawing & Extruding of Nonferrous Metals
97,310	Kaiser Aluminum Corporation	8,213,937	1.32%

Sanitary Services
355,990	Heritage-Crystal Clean, Inc. *	5,357,650	0.86%

Services - Commercial Physical & Biological Research
632,755	Albany Molecular Research, Inc. *	10,130,408	1.63%

Services - Computer Integrated Systems Design
96,150	VASCO Data Security International, Inc. *	1,298,025	0.21%

Services - Equipment Rental & Leasing, NEC
247,800	McGrath RentCorp	8,625,918
265,670	Triton International Limited Class A (Bermuda)	8,132,159
		16,758,077	2.70%

Services - Home Health Care Services
164,199	Addus HomeCare Corporation *	5,574,556
195,340	LHC Group, Inc. *	10,567,894
		16,142,450	2.60%

Services - Mailing, Reproduction, Commercial Art & Photography
285,256	ARC Document Solutions, Inc. *	1,049,742	0.17%

Services - Miscellaneous Amusement & Recreation
534,980	SeaWorld Entertainment, Inc.	9,378,199	1.51%

Services - Nursing & Personal Care Facilities
1,118,718	Kindred Healthcare, Inc.	10,739,693	1.73%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
70,400	Stepan Company	5,969,920	0.96%

Special Industry Machinery, NEC
150,000	Amtech Systems, Inc. *	1,056,000	0.17%

State Commercial Banks
235,540	Bryn Mawr Bank Corp.	10,104,666
140,497	Eagle Bancorp, Inc. *	8,415,770
163,080	Great Southern Bancorp, Inc.	8,178,462
201,819	Heartland Financial USA, Inc.	9,687,312
198,275	Lakeland Financial Corporation	9,053,237
329,910	Southside Bancshares, Inc.	11,454,475
211,530	Stock Yards Bancorp, Inc.	8,672,730
274,130	TriCo Bancshares	9,720,650
		75,287,302	12.15%

Surety Insurance
834,589	NMI Holdings, Inc. - Class A *	9,681,232	1.56%

Textile Mill Products
359,818	Unifi, Inc. *	10,100,091	1.63%

Title Insurance
663,840	Fidelity National Financial Ventures *	9,094,608	1.47%

Truck & Bus Bodies
166,031	Miller Industries, Inc.	4,217,187	0.68%

Truck Trailers
399,930	Wabash National Corporation	9,110,405	1.47%

Water Supply
73,282	SJW Corp.	3,579,093	0.58%

Wholesale - Beer, Wine & Distilled Alcoholic Beverages
220,550	MGP Ingredients, Inc.	11,547,998	1.86%

Wholesale - Durable Goods
45,000	School Specialty, Inc. * **	5,472,000	0.88%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
330,120	Houston Wire & Cable Company	2,063,250	0.34%

Wood Household Furniture, (No Upholstered)
187,850	Bassett Furniture Industries Inc.	5,644,893	0.91%

Total for Common Stocks (Cost $446,106,012)		$582,685,124	93.95%

MONEY MARKET FUNDS
33,811,996	Fidelity Investments Money Market Government Portfolio -
	Class I 0.61% ***	$33,811,996	5.45%
	(Cost $33,811,996)

Total Investment Securities		616,497,120	99.40%
	(Cost $479,918,008)

Other Assets in Excess of Liabilities		3,701,449	0.60%

Net Assets		$620,198,569	100.00%

* Non-Income Producing Securities.
** Level 2 Security.
*** The Yield Rate shown represents the 7-day yield at April 30, 2017.

See accompanying notes to Schedules of Investments.

Walthausen Select Value Fund
		Schedule of Investments
		April 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
20,590	Assurant, Inc.	$1,981,582	2.37%

Apparel & Other Finished Prods of Fabrics & Similar Material
21,590	Carter's, Inc.	1,987,144	2.37%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
29,260	Deluxe Corporation	2,104,087	2.51%

Chemicals & Allied Products
63,100	GCP Applied Technologies Inc. *	2,075,990	2.48%

Commodity Contracts Brokers & Dealers
498	Seaboard Corporation *	2,108,537	2.52%

Computer Communications Equipment
42,830	Electronics For Imaging, Inc. *	1,960,757	2.34%

Converted Paper & Paperboard Products (No Containers/Boxes)
25,510	Avery Dennison Corp.	2,122,687	2.53%

Cutlery, Handtools & General Hardware
12,170	Snap-on Incorporated	2,038,840	2.43%

Electrical Work
31,660	EMCOR Group, Inc.	2,081,328	2.48%

Electronic Components & Accessories
119,910	Vishay Intertechnology Inc.	1,960,529	2.34%

Fire, Marine & Casualty Insurance
21,450	American Financial Group	2,087,300
48,880	Horace Mann Educators Corporation	1,889,212
		3,976,512	4.75%

Industrial Organic Chemicals
27,220	Westlake Chemical Corporation	1,694,445	2.02%

Life Insurance
22,610	Primerica, Inc.	1,894,718	2.26%

Miscellaneous Industrial & Commercial Machinery & Equipment
30,800	Moog Inc. - Class A *	2,114,420	2.52%

Motor Homes
76,700	Winnebago Industries, Inc.	2,201,290	2.63%

Oil & Gas Field Services, NEC
71,610	Oceaneering International, Inc.	1,889,788	2.26%

Operative Builders
60,339	M.D.C. Holdings, Inc.	1,871,112	2.23%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
60,360	Vista Outdoor Inc. *	1,180,642	1.41%

Paperboard Containers & Boxes
156,800	Graphic Packaging Holding Company	2,129,344	2.54%

Plastic Materials, Synth Resin
59,180	PolyOne Corporation	2,320,448	2.77%

Plastics Products, NEC
24,180	AptarGroup, Inc.	1,941,654	2.32%

Pumps & Pumping Equipment
51,340	ITT Inc.	2,162,954	2.58%

Retail - Miscellaneous Retail
42,800	FirstCash, Inc.	2,223,460	2.65%

Services - Computer Processing & Data Preparation
16,120	DST Systems, Inc.	1,984,533	2.37%

Services - Equipment Rental & Leasing, NEC
54,740	McGrath RentCorp	1,905,499
65,800	Textainer Group Holdings Limited (Bermuda)	983,710
		2,889,209	3.46%

Services - Hospitals
46,070	HealthSouth Corp.	2,160,683	2.58%

Services - Miscellaneous Amusement & Recreation
118,070	SeaWorld Entertainment, Inc.	2,069,767	2.47%

Services - Nursing & Personal Care Facilities
231,710	Kindred Healthcare, Inc.	2,224,416	2.66%

State Commercial Banks
25,350	Bank of Hawaii Corporation	2,065,518
33,582	Commerce Bancshares, Inc.	1,845,331
33,120	Eagle Bancorp, Inc. *	1,983,888
32,350	Independent Bank Corp.	2,047,755
		7,942,492	9.49%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
107,830	Commercial Metals Company	2,009,951	2.40%

Surety Insurance
55,730	Essent Group Ltd. *	2,062,567	2.47%

Transportation Services
32,580	GATX Corporation	1,951,542	2.33%

Water Transportation
26,660	Kirby Corporation *	1,882,196	2.25%

Wholesale - Professional & Commercial Equipment & Supplies
71,780	VWR Corporation *	2,028,503	2.42%

Total for Common Stocks (Cost $61,909,568)		$77,228,127	92.20%

REAL ESTATE INVESTMENT TRUSTS
76,315	OUTFRONT Media Inc.	1,996,400	2.38%
	(Cost $1,940,848)

MONEY MARKET FUNDS
3,651,153	Fidelity Investments Money Market Government Portfolio -
	Class I 0.61% ***	3,651,153	4.36%
	(Cost $3,651,153)

Total Investment Securities		82,875,680	98.94%
	(Cost $67,501,569)

Other Assets in Excess of Liabilities		884,819	1.06%

Net Assets		$83,760,499	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at April 30, 2017.

See accompanying notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2017 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$479,918,008	$67,501,569
Gross Unrealized Appreciation	$162,191,700	$17,754,201
Gross Unrealized Depreciation	($25,612,588)	($2,380,090)
Net Unrealized Appreciation
(Depreciation) on Investments	$136,579,112	$15,374,111

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The Financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES
The financial statements are prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis. Class specific expenses are born by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including MLPs, and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2017:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$577,213,124	$5,472,000	$0	$582,685,124
Money Market Funds	33,811,996	0	0	33,811,996
Total	$611,025,120	$5,472,000	$0	$616,497,120

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$77,228,127	$0	$0	$77,228,127
Real Estate Investment Trusts	1,996,400	0	0	1,996,400
Money Market Funds	3,651,153	0	0	3,651,153
Total	$82,875,680	$0	$0	$82,875,680

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended April 30, 2017.  There were no transfers into or out of the levels during the period ended April 30, 2017.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended April 30, 2017.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:      June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:      June 21, 2017

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:      June 21, 2017